Segment Reporting (Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 8,773.2	$ 6,896.6	$ 6,516.4
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,363.7	1,151.4	1,103.6
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	315.6	253.5	250.8
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,067.3	746.2	838.4
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	825.1	563.4	733.6
United Kingdom and Ireland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	449.5	333.9	330.8
Finland and Scandinavia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	835.4	674.0	653.0
Other Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,403.2	944.7	928.2
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,851.0	1,739.5	1,155.6
Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	266.7	159.0	184.1
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	96.6	94.5	72.2
Australia and New Zealand [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	187.3	138.3	166.3
Mexico, Central America and Caribbean [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 111.8	$ 98.2	$ 99.8